POST-EMPLOYMENT OBLIGATIONS (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current service cost	R$ 14	R$ 18	R$ 27	R$ 26
Past service cost		(4)	(415)
Interest on the actuarial obligation	1,662		1,159	1,147
Expected return on the assets of the Plan	(1,004)
Estimated total expense in 2020 as per actuarial report	R$ 672	(696)	(302)	10
Pension Plans And Retirement Supplement Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost		2	2	1
Past service cost		(4)
Interest on the actuarial obligation		1,224	883	887
Expected return on the assets of the Plan		(941)	(685)	(682)
Estimated total expense in 2020 as per actuarial report		281	200	206
Health Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost		16	21	21
Interest on the actuarial obligation		361	232	215
Estimated total expense in 2020 as per actuarial report		377	253	236
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost		18	27	26
Past service cost		(4)	(415)
Interest on the actuarial obligation		1,592	1,159	1,147
Expected return on the assets of the Plan		(941)	(685)	(682)
Estimated total expense in 2020 as per actuarial report		665	86	491
Dental Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost			1	1
Interest on the actuarial obligation		7	5	4
Estimated total expense in 2020 as per actuarial report		R$ 7	6	5
Life Insurance Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost			3	3
Past service cost			(415)
Interest on the actuarial obligation			39	41
Estimated total expense in 2020 as per actuarial report			R$ (373)	R$ 44